Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Schedule of Other Nonoperating Income (Expense)
The following table summarizes The Fidelis Partnership commissions earned, which are included in policy acquisition expenses in the Consolidated Statements of Income:

	Three months ended		Six months ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Ceding commission expense	$73.4	$39.0	$141.1	$51.1
Profit commission expense	1.6	13.6	10.6	25.7
Total commissions	$75.0	$52.6	$151.7	$76.8